Expense Example, No Redemption - Class C	Jul. 31, 2025 USD ($)
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Corporate Bond Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 157
Expense Example, No Redemption, 3 Years	508
Expense Example, No Redemption, 5 Years	882
Expense Example, No Redemption, 10 Years	1,935
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Extended Duration Bond Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	159
Expense Example, No Redemption, 3 Years	530
Expense Example, No Redemption, 5 Years	927
Expense Example, No Redemption, 10 Years	2,037
(Nomura Floating Rate Fund - Classes A, C, R, Institutional and R6) | Nomura Floating Rate Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	170
Expense Example, No Redemption, 3 Years	526
Expense Example, No Redemption, 5 Years	907
Expense Example, No Redemption, 10 Years	$ 1,976